Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, net	$ 50,518	$ 77,073
Less: Accumulated depreciation	223,348	267,743
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, net	126,498	137,523
Vehicles [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, net	123,081	131,894
Office equipment [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, net	24,287	24,594
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, net		$ 50,805